SHORT-TERM BANK BORROWINGS (Details)	12 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)
Amount	¥ 117,955,000	¥ 116,375,000	$ 17,372,894	$ 16,281,461
Agricultural Bank Loan One
Amount	¥ 1,300,000	¥ 6,190,000	$ 191,469	$ 866,013
Issuance Date	Jul. 01, 2020	Nov. 05, 2018
Expiration Date	Jun. 01, 2021	Nov. 01, 2019
Interest	5.10%	6.09%	5.10%	6.09%
Agricultural Bank Loan Two
Amount	¥ 3,000,000	¥ 8,000,000	$ 441,852	$ 1,119,241
Issuance Date	Feb. 28, 2020	Nov. 19, 2018
Expiration Date	Feb. 01, 2021	Nov. 18, 2019
Interest	2.85%	6.09%	2.85%	6.09%
Agricultural Bank Loan Three
Amount	¥ 5,750,000	¥ 8,700,000	$ 846,883	$ 1,217,175
Issuance Date	Jul. 09, 2020	Jan. 02, 2019
Expiration Date	Jul. 01, 2021	Jan. 01, 2020
Interest	5.10%	6.09%	5.10%	6.09%
Agricultural Bank Loan Four
Amount	¥ 6,000,000	¥ 5,750,000	$ 883,704	$ 804,455
Issuance Date	Aug. 10, 2020	Jul. 23, 2019
Expiration Date	Aug. 01, 2021	Jul. 22, 2020
Interest	5.10%	6.65%	5.10%	6.65%
Agricultural Bank Loan Five
Amount	¥ 6,190,000	¥ 4,300,000	$ 911,688	$ 601,592
Issuance Date	Nov. 04, 2019	Aug. 01, 2019
Expiration Date	Nov. 01, 2020	Jul. 01, 2020
Interest	5.66%	6.65%	5.66%	6.65%
Agricultural Bank Loan Six
Amount	¥ 7,580,000	¥ 6,000,000	$ 1,116,413	$ 839,431
Issuance Date	Aug. 14, 2020	Aug. 26, 2019
Expiration Date	Aug. 13, 2021	Aug. 25, 2020
Interest	5.10%	5.66%	5.10%	5.66%
Agricultural Bank Loan Seven
Amount	¥ 8,000,000		$ 1,178,273
Issuance Date	Nov. 13, 2019
Expiration Date	Nov. 11, 2020
Interest	5.66%		5.66%
Agricultural Bank Loan Eight
Amount	¥ 8,700,000		$ 1,281,372
Issuance Date	Dec. 23, 2019
Expiration Date	Dec. 01, 2020
Interest	5.70%		5.70%
Bank of China Loan One
Amount	¥ 4,250,000	¥ 2,850,000	$ 625,957	$ 398,730
Issuance Date	Sep. 07, 2020	Sep. 11, 2019
Expiration Date	Sep. 02, 2021	Sep. 09, 2020
Interest	5.27%	5.27%	5.27%	5.27%
Bank OF China Loan Two
Amount	¥ 5,750,000	¥ 4,250,000	$ 846,883	$ 594,597
Issuance Date	Sep. 03, 2020	Sep. 24, 2019
Expiration Date	Aug. 31, 2021	Sep. 22, 2020
Interest	5.27%	5.27%	5.27%	5.27%
Bank OF China Loan Three
Amount		¥ 3,400,000		$ 475,677
Issuance Date		Sep. 20, 2019
Expiration Date		Sep. 18, 2020
Interest		5.27%		5.27%
China Merchants Bank Loan One
Amount	¥ 16,500,000	¥ 13,500,000	$ 2,430,187	$ 1,888,719
Issuance Date	Dec. 13, 2019	Dec. 14, 2018
Expiration Date	Dec. 20, 2020	Dec. 09, 2019
Interest	4.55%	5.44%	4.55%	5.44%
China Merchants Bank Loan Two
Amount		¥ 3,000,000		$ 419,715
Issuance Date		Mar. 20, 2019
Expiration Date		Dec. 09, 2019
Interest		5.44%		5.44%
China Merchants Bank Loan Three
Amount		¥ 1,955,000		$ 273,516
Issuance Date		Sep. 03, 2019
Expiration Date		Feb. 29, 2020
Interest		4.35%		4.35%
Industrial Bank Loan One
Amount	¥ 1,000,000	¥ 1,000,000	$ 147,284	$ 139,905
Issuance Date	Jun. 02, 2020	Dec. 05, 2018
Expiration Date	Mar. 02, 2021	Dec. 04, 2019
Interest	5.50%	6.50%	5.50%	6.50%
Industrial Bank Loan Two
Amount	¥ 1,900,000	¥ 7,000,000	$ 279,840	$ 979,336
Issuance Date	Dec. 26, 2019	Nov. 08, 2018
Expiration Date	Dec. 26, 2020	Nov. 08, 2019
Interest	5.22%	6.50%	5.22%	6.50%
Industrial Bank Loan Three
Amount	¥ 3,000,000	¥ 6,000,000	$ 441,852	$ 839,431
Issuance Date	Nov. 01, 2019	Nov. 12, 2018
Expiration Date	Oct. 21, 2020	Nov. 05, 2019
Interest	6.00%	6.50%	6.00%	6.50%
Industrial Bank Loan Four
Amount	¥ 5,000,000		$ 736,420
Issuance Date	Oct. 30, 2019
Expiration Date	Oct. 30, 2020
Interest	6.00%		6.00%
Industrial Bank Loan Five
Amount	¥ 5,000,000		$ 736,420
Issuance Date	Oct. 31, 2019
Expiration Date	Oct. 26, 2020
Interest	6.00%		6.00%
China Minsheng Bank Loan One
Amount	¥ 2,800,000	¥ 3,000,000	$ 412,395	$ 419,715
Issuance Date	Jun. 11, 2020	Jun. 19, 2019
Expiration Date	Jun. 11, 2021	Jun. 19, 2020
Interest	5.80%	6.74%	5.80%	6.74%
China Minsheng Bank Loan Two
Amount	¥ 3,000,000	¥ 2,880,000	$ 441,852	$ 402,927
Issuance Date	Jun. 12, 2020	Jun. 20, 2019
Expiration Date	Jun. 12, 2021	Jun. 20, 2020
Interest	5.80%	6.74%	5.80%	6.74%
Pingan Bank Loan
Amount		¥ 3,600,000		$ 503,659
Issuance Date		Sep. 20, 2019
Expiration Date		Sep. 20, 2020
Interest		7.96%		7.96%
CZBANK Loan One
Amount	¥ 550,000	¥ 3,200,000	$ 81,006	$ 447,696
Issuance Date	Apr. 09, 2020	Aug. 09, 2019
Expiration Date	Nov. 26, 2020	Apr. 10, 2020
Interest	6.00%	6.00%	6.00%	6.00%
CZBANK Loan Two
Amount	¥ 1,105,000	¥ 4,700,000	$ 162,749	$ 657,554
Issuance Date	Apr. 13, 2020	Aug. 14, 2019
Expiration Date	Nov. 20, 2020	Apr. 14, 2020
Interest	6.00%	6.00%	6.00%	6.00%
CZBANK Loan Three
Amount	¥ 1,580,000	¥ 1,500,000	$ 232,709	$ 209,858
Issuance Date	Apr. 16, 2020	Aug. 12, 2019
Expiration Date	Nov. 23, 2020	Apr. 14, 2020
Interest	6.00%	6.09%	6.00%	6.09%
CZBANK Loan Four
Amount	¥ 2,140,000	¥ 1,000,000	$ 315,188	$ 139,905
Issuance Date	Apr. 10, 2020	Sep. 11, 2019
Expiration Date	Dec. 10, 2020	Apr. 09, 2020
Interest	6.00%	6.00%	6.00%	6.00%
CZBANK Loan Five
Amount	¥ 2,970,000	¥ 3,000,000	$ 437,434	$ 419,715
Issuance Date	Apr. 10, 2020	Sep. 12, 2019
Expiration Date	Jan. 06, 2021	Apr. 13, 2020
Interest	6.00%	6.00%	6.00%	6.00%
CZBANK Loan Six
Amount	¥ 4,610,000	¥ 2,600,000	$ 678,980	$ 363,753
Issuance Date	Apr. 17, 2020	Sep. 17, 2019
Expiration Date	Dec. 24, 2020	Apr. 10, 2020
Interest	6.00%	6.00%	6.00%	6.00%
CZBANK Loan Seven
Amount	¥ 1,980,000		$ 291,622
Issuance Date	Apr. 13, 2020
Expiration Date	Oct. 23, 2020
Interest	6.00%		6.00%
Bank of Communications Loan One
Amount	¥ 3,300,000	¥ 4,500,000	$ 486,037	$ 629,573
Issuance Date	Feb. 13, 2020	Jul. 25, 2019
Expiration Date	Feb. 09, 2021	Feb. 20, 2020
Interest	6.15%	7.80%	6.15%	7.80%
Bank of Communications Loan Two
Amount	¥ 5,000,000	¥ 4,500,000	$ 736,425	$ 629,573
Issuance Date	Feb. 11, 2020	Jul. 26, 2019
Expiration Date	Feb. 09, 2021	Feb. 20, 2020
Interest	6.15%	7.40%	6.15%	7.40%